Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Goodwill
Goodwill, Beginning Balance	¥ 684		¥ 540,693
Impairment of goodwill	0		(540,009)	¥ 0
Goodwill, Ending Balance	684	$ 98	684	540,693
Others
Schedule of Goodwill
Goodwill, Beginning Balance	684		684
Goodwill, Ending Balance	¥ 684		684	684
Wuhan Miracle
Schedule of Goodwill
Goodwill, Beginning Balance			540,009
Impairment of goodwill			¥ (540,009)
Goodwill, Ending Balance				¥ 540,009